Receipts in Advance and Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
RECEIPTS IN ADVANCE AND DEFERRED REVENUE [Abstract]
Receipts in advance	$ 15,225	$ 20,243
Deferred revenue	28,316	21,923
Total	$ 43,541	$ 42,166